Non-Current Advance to a Third Party	6 Months Ended
Jun. 30, 2023
Non-Current Advance to a Third Party [Abstract]
NON-CURRENT ADVANCE TO A THIRD PARTY

NOTE 9 – NON-CURRENT ADVANCE TO A THIRD PARTY

In 2020, the Company signed a software development contract (for internal use) (Corporate Full-Service Platform Mobile Application) which obligated the software development company to perform certain software development activities on September 10, 2020. The scope of the work includes analyzing and confirming the application requirements checklist provided by the Company, designing under user interface, coding, arranging/locating the servers, and launching. As of June 30, 2023, the total contract price was $413,582 and shall be paid using installment payment method (30% within 30 working days after the signing of this contract, 50% within 30 working days upon launching of the official version, and 20% within 90 working days upon launching of the official version). The ownership of the final product belongs to the Company and the copyrights will be shared with the software development company. As of June 30, 2023, product development costs capitalized totaled $401,647 (recorded in non-current advances to a third party) and the Company’s commitments to additional costs under software development contracts were $11,935 as of June 30, 2023. The Company plans to restart this software development project after the final payment of $11,935 in the last quarter of 2023.